Income taxes - Reconciliation of the effective income tax rate (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, impact rate	[1]	2.90%	(110.30%)	1.90%
Non taxable income impact rate	[2]	(23.50%)	16.80%	(3.60%)
Impairment of goodwill [Member]
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, amount			¥ 21
Non-deductible expenses, impact rate			56.30%
Legal costs [Member]
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, amount			¥ 13
Non-deductible expenses, impact rate			34.00%
Dividend Income [Member]
Item of Non-deductible Expenses [Line Items]
Non taxable income impact rate		21.20%
Non taxable income amount		¥ 53

[1]	Non-deductible expenses during the year ended March 31, 2019 included approximately ¥21 billion relating to goodwill impairment losses (which increased Nomura’s effective tax rate by 56.3%) and approximately ¥13 billion relating to litigation provisions and settlements (which increased Nomura’s effective tax rate by 34.0%).
[2]	Non-taxable income during the year ended March 31, 2020 includes approximately ¥53 billion of the tax effect from non-taxable dividend income from affiliated Nomura companies, including deemed dividend, (which decreased Nomura’s effective tax rate by 21.2%).